UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                    ----------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: MAY 31, 2005
                                              -------------

                   Date of reporting period: FEBRUARY 28, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                MARKET
  SHARES                                 DESCRIPTION o                          VALUE
-----------    -----------------------------------------------------------   ------------
COMMON STOCKS - 69.6%

               AUSTRALIA - 7.9%
    330,015    Australian Pipeline Trust .................................   $  1,043,399
 14,190,788    Envestra Ltd. .............................................     12,481,690
  1,717,775    GasNet Australia Group ....................................      3,375,685
                                                                             ------------
                                                                               16,900,774
                                                                             ------------

               ITALY - 18.2%
  2,100,000    Enel SPA ..................................................     20,201,934
  6,500,000    Terna SPA .................................................     18,569,584
                                                                             ------------
                                                                               38,771,518
                                                                             ------------

               UNITED KINGDOM - 31.4%
  1,323,275    AWG plc ...................................................     20,856,993
  1,115,096    Kelda Group plc ...........................................     12,924,605
  1,000,000    National Grid Transco plc .................................      9,697,257
    655,149    Severn Trent plc ..........................................     11,491,076
  1,017,999    United Utilities plc ......................................     12,141,626
                                                                             ------------
                                                                               67,111,557
                                                                             ------------

               UNITED STATES - 12.1%
    265,000    Ameren Corp. ..............................................     13,639,550
    285,000    Consolidated Edison, Inc. .................................     12,183,750
                                                                             ------------
                                                                               25,823,300
                                                                             ------------

               TOTAL COMMON STOCKS. ......................................    148,607,149
               (Cost $123,610,269)                                           ------------

CANADIAN INCOME TRUSTS - 25.3%
  1,223,300    Northland Power Income Fund ...............................     14,063,884
  1,672,800    Pembina Pipeline Income Fund ..............................     19,109,577
  1,103,300    The Consumer's Waterheater Income Fund ....................     13,945,554
    629,200    UE Waterheater Income Fund ................................      6,881,716
                                                                             ------------

               TOTAL CANADIAN INCOME TRUSTS ..............................     54,000,731
               (Cost $39,550,982)                                            ------------

 PRINCIPAL                                                            RATINGS+                         STATED        MARKET
   VALUE                          DESCRIPTION o                    MOODY'S    S&P       COUPON        MATURITY*       VALUE
-----------    -------------------------------------------------   ---------------    -----------     ---------   ------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - 34.0%
    COMMERCIAL SERVICES & SUPPLIES - 2.2%
               ENVIRONMENTAL SERVICES - 2.2%
$ 1,478,261    Duratek, Inc. ...................................     B1       BB-     5.38%-6.00%     12/16/09       1,476,413
  2,000,000    Envirocare of Utah, LLC .........................    NR(a)    NR(a)       5.79%        1/31/10        2,032,500
  1,306,354    EnviroSolutions Holdings, Inc. ..................    NR(a)    NR(a)       7.06%        3/01/09        1,303,088
                                                                                                                  ------------
               TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                  4,812,001
                                                                                                                  ------------

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                            RATINGS+                         STATED        MARKET
   VALUE                          DESCRIPTION o                    MOODY'S    S&P       COUPON        MATURITY*       VALUE
-----------    -------------------------------------------------   ---------------    -----------     ---------   ------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
    DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
               INTEGRATED TELECOMMUNICATION SERVICES - 2.8%
$ 1,000,000    Fairpoint Communications, Inc. ..................     B1       BB-        4.75%        2/08/12     $  1,014,688
  1,000,000    GCI Holdings, Inc. ..............................     Ba2      BB+        4.92%        10/31/07       1,006,875
  1,000,000    Iowa Telecommunications
                  Services, Inc. ...............................     Ba3      BB-     4.46%-4.61%     11/23/11       1,010,833
  2,000,000    NTL Investment Holdings Ltd. ....................     B1       BB-        5.20%        5/10/12        2,030,000
  1,000,000    Valor Telecommunications
                  Enterprises, LLC .............................     Ba3      BB-     4.60%-6.50%     2/14/12        1,016,042
                                                                                                                  ------------
               TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES                                                         6,078,438
                                                                                                                  ------------

    ELECTRIC UTILITIES - 9.1%
               ELECTRIC UTILITIES - 9.1%
  1,283,022    Allegheny Energy Supply Inc. ....................     Ba3      BB-     4.76%-5.15%     3/08/11        1,308,362
  2,000,000    Astoria Energy LLC ..............................     Ba3      B+      6.86%-7.81%     4/16/12        2,040,000
  1,052,632    Centerpoint Energy, Inc.,
                  (Revolving Credit)(b) ........................     Ba1     BBB-     0.50%-7.50%     10/07/06       1,049,561
  1,985,000    Cogentrix Delaware
                  Holdings, Inc. ...............................     Ba2      BB+        4.92%        2/25/09        1,985,000
  2,000,000    Coleto Creek WLE, LP (d) ........................     Ba3      BB-        6.23%        6/30/12        2,039,166
  1,867,783    Midwest Generation, LLC .........................     Ba3      B+      5.47%-5.92%     4/27/11        1,892,686
  1,125,000    NRG Energy, Inc. ................................     Ba3      BB         4.52%        12/24/11       1,139,062
    875,000    NRG Energy, Inc.,
                  (Letter of Credit) ...........................     Ba3      BB         4.33%        12/24/11         885,937
  1,000,000    NSG Holdings II LLC .............................     B1       B+         5.68%        12/13/11       1,015,625
  2,000,000    Reliant Energy, Inc. (b) ........................     B1       B+      5.00%-5.07%     4/30/10        2,028,928
  1,088,538    Riverside Energy Center, LLC ....................     Ba3      BB-        6.98%        6/24/11        1,110,309
     84,958    Rocky Mountain Energy
                  Center, LLC ..................................     Ba3      BB-        6.98%        6/24/11           86,658
    773,303    Rocky Mountain Energy
                  Center, LLC, (Letter of Credit) ..............     Ba3      BB-        6.98%        6/24/11          788,769
  1,415,385    Texas Genco, LLC ................................     Ba2      BB         4.48%        12/14/11       1,437,598
    584,615    Texas Genco, LLC (b) ............................     Ba2      BB         1.25%        12/14/11         593,790
                                                                                                                  ------------
               TOTAL ELECTRIC UTILITIES                                                                             19,401,451
                                                                                                                  ------------

    ENERGY EQUIPMENT & SERVICES - 0.5%
               OIL & GAS EQUIPMENT & SERVICES - 0.5%
  1,000,000    Complete Energy Services, Inc. ..................     NR       NR         6.00%        2/08/12        1,007,500
                                                                                                                  ------------
               TOTAL ENERGY EQUIPMENT & SERVICES                                                                     1,007,500
                                                                                                                  ------------

    HEALTH CARE PROVIDERS & SERVICES - 5.7%
               HEALTH CARE FACILITIES - 1.0%
  2,000,000    Select Medical Corp. ............................     B1       BB-        4.63%        1/26/12        2,022,500
                                                                                                                  ------------

               HEALTH CARE SERVICES - 1.9%
  1,995,000    Ardent Health Services, Inc. ....................     B1       B+         4.80%        8/12/11        2,018,691
  1,995,000    CHS/Community Health
                  Systems, Inc. ................................     Ba3      BB-     4.42%-4.64%     8/19/11        2,016,508
                                                                                                                  ------------
                                                                                                                     4,035,199
                                                                                                                  ------------

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                            RATINGS+                         STATED        MARKET
   VALUE                          DESCRIPTION o                    MOODY'S    S&P       COUPON        MATURITY*       VALUE
-----------    -------------------------------------------------   ---------------    -----------     ---------   ------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
    HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)
               MANAGED HEALTH CARE - 2.8%
$ 1,990,000    IASIS Healthcare Corp. ..........................     B1       B+         4.81%        6/22/11     $  2,017,362
  1,990,000    Medcath Holdings Corp. ..........................     B2       B+      5.11%-6.75%     6/30/11        2,014,875
  1,995,000    Vanguard Health Systems, Inc. ...................     B2       B          5.79%        9/23/11        2,031,784
                                                                                                                  ------------
                                                                                                                     6,064,021
                                                                                                                  ------------
               TOTAL HEALTH CARE PROVIDERS & SERVICES                                                               12,121,720
                                                                                                                  ------------

    MEDIA - 6.1%
               BROADCASTING & CABLE TV - 6.1%
    995,000    Bragg Communications, Inc. ......................    NR(a)     NR         5.39%        8/31/11        1,009,925
  1,000,000    Cablecom GmbH ...................................    NR(a)    NR(a)       5.74%        4/15/12        1,007,500
  1,000,000    Cablecom GmbH ...................................    NR(a)    NR(a)       6.09%        4/15/13        1,007,500
  3,000,000    Century Cable Holdings, LLC .....................     NR       NR         7.50%        6/30/09        2,982,321
  3,000,000    Charter Communications
                  Operating, LLC ...............................     B2        B         5.73%        9/18/07        2,992,266
  2,000,000    Mediacom Illinois LLC,
                  (Revolving Credit) (b) .......................     Ba3      BB-     0.50%-5.75%     10/12/12       1,910,000
$ 2,000,000    UPC Distribution Holding B.V ....................     B1        B         5.98%        12/31/11       2,024,286
                                                                                                                  ------------
               TOTAL MEDIA .....................................                                                    12,933,798
                                                                                                                  ------------

    METALS & MINING - 0.7%
               DIVERSIFIED METALS & MINING - 0.7%
  1,000,000    Murray Energy Corp. and Coal
                  Resoruces, Inc. ..............................    NR(a)    NR(a)       5.94%        1/28/10        1,012,500
    500,000    Murray Energy Corp. and Coal
                  Resoruces, Inc. (d) ..........................    NR(a)    NR(a)      10.31%        1/28/11          527,500
                                                                                                                  ------------
               TOTAL METALS & MINING                                                                                 1,540,000
                                                                                                                  ------------

    OIL & GAS - 3.0%
               OIL & GAS EXPLORATION & PRODUCTION - 1.4%
    902,857    Plains Resources Inc. ...........................     B1       BB         4.59%        7/23/10          913,578
  2,997,500    SemCrude, L.P. ..................................     Ba3      NR         6.50%        1/02/11        2,026,250
                                                                                                                  ------------
                                                                                                                     2,939,828
                                                                                                                  ------------

               OIL & GAS REFINING, MARKETING & TRANSPORTATION - 1.6%
  2,506,890    El Paso Corp., (Letter of Credit) ...............     B3       B-         5.15%        11/23/09       2,545,669
  1,000,000    Regency Gas Services, LLC (d) ...................     B3       B-         8.78%        12/01/10       1,022,500
                                                                                                                  ------------
                                                                                                                     3,568,169
                                                                                                                  ------------
               TOTAL OIL & GAS .................................                                                     6,507,997
                                                                                                                  ------------

    ROAD & RAIL - 2.0%
               RAILROADS - 2.0%
  3,115,681    Kansas City Sourthern
                  Railway Company ..............................     Ba3      BB+     4.28%-4.53%     3/31/08        3,160,858
    995,105    Railamerica Transportation Corp. ................     Ba3      BB         4.88%        9/29/11        1,011,690
                                                                                                                  ------------
               TOTAL ROAD & RAIL                                                                                     4,172,548
                                                                                                                  ------------

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                            RATINGS+                         STATED        MARKET
   VALUE                          DESCRIPTION o                    MOODY'S    S&P       COUPON        MATURITY*       VALUE
-----------    -------------------------------------------------   ---------------    -----------     ---------   ------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
    WIRELESS TELECOMMUNICATION SERVICES - 1.9%
               WIRELESS TELECOMMUNICATION SERVICES - 1.9%
$ 2,000,000    AAT Communications Corp. ........................     B1       B-      5.25%-5.26%     1/16/12     $  2,031,250
  1,990,000    American Tower, L.P. ............................     Ba3       B      4.19%-4.23%     8/31/11        2,014,565
                                                                                                                  ------------
               TOTAL WIRELESS TELECOMMUNICATION SERVICES .......                                                     4,045,815
                                                                                                                  ------------

               TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS ...............................................       72,621,268
               (Cost $69,579,450)                                                                                 ------------

REPURCHASE AGREEMENT - 6.8%
(Cost $14,500,000)
 14,500,000    Agreement with Wachovia Capital Markets, LLC, 2.51% dated 02/28/05 to be repurchased at $14,501,011 on 3/1/05, collateralized by $14,745,000
                  Federal Home Loan Mortgage Bank, 5.75% due 1/7/20 (Value $14,910,112)                             14,500,000
                                                                                                                  ------------
               UNFUNDED LOAN COMMITMENTS - (1.6)% ...........................................................       (3,273,852)
                                                                                                                  ------------

               TOTAL INVESTMENTS - 134.1% ...................................................................      286,455,296
               (Cost $247,240,701) (c)

               NET OTHER ASSETS AND LIABILITIES - 1.0% ......................................................        2,107,822
                                                                                                                  ------------
               LOAN OUTSTANDING - (35.1)% ...................................................................      (75,000,000)
                                                                                                                  ------------
               NET ASSETS - 100.0% ..........................................................................     $213,563,118
                                                                                                                  ============

----------
        o All percentages shown in the Portfolio of Investments are based on net assets.
      (a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

      (b) All or a portion of this issue is designated in connection with unfunded loan commitments.

      (c)   Aggregate cost for federal tax purposes.

      (d) This issue is secured by a second lien on the issuer's assets. The second lien security interest is subordinated to other debt holders.

      + Ratings below Baa3 by Moody's Investors Service, Inc. or BBB-by Standard & Poor's Ratings Group are considered to be below investment grade.

      NR    Not Rated

      * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of the mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio might be substantially less than the stated maturities shown in the listing of the Porfolio of Investments. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be appoximately 18-30 months.

      ** Senior Loans may be considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

            Electric-Utilities ..........................     30.3%
            Water-Utilities .............................     21.2
            Gas-Pipelines ...............................     11.0
            Multi-Utilities .............................     10.2
            Heating/Energy Services .....................      9.8
            Power Generation ............................      6.6
            Gas-Utilities ...............................      5.8
                                                             -----
            Total Common Stocks .........................     94.9
            Senior Floating Rate Term Loan Interests ....     34.0
            Repurchase Agreement ........................      6.8
            Loan Outstanding ............................    (35.1)
            Unfunded Loan Commitments ...................     (1.6)
            Net Other Assets and Liabilities ............      1.0
                                                             -----
                                                             100.0%
                                                             =====

                See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                FEBRUARY 28, 2005

                      1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, in accordance with the provisions of the 1940 Act.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Senior Floating Rate Loan Interests ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                FEBRUARY 28, 2005

REPURCHASE AGREEMENT:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $39,253,761 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $39,166.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND &
            -----------------------------------------------------------------
INCOME FUND
-----------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date              APRIL 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date              APRIL 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date              APRIL 28, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.